Commitments and Contingencies	12 Months Ended
	Sep. 29, 2012	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Commitments and Contingencies
12.	Commitments and Contingencies

Contingent Earn-Out Payments

In connection with its acquisitions, the Company has incurred the obligation to make contingent earn-out payments tied to performance criteria, principally revenue growth of the acquired businesses over a specified period. In certain circumstances, such as a change of control, a portion of these obligations may be accelerated. In addition, contractual provisions relating to these contingent earn-out obligations may include covenants to operate the acquired businesses in a manner that may not otherwise be most advantageous to the Company.

These contingent consideration arrangements are recorded as either additional purchase price or compensation expense if continuing employment is required to receive such payments. Pursuant to ASC 805, contingent consideration that is deemed to be part of the purchase price is recorded as a liability based on the estimated fair value of the consideration the Company expects to pay to the former shareholders of the acquired business as of the acquisition date. This liability is re-measured each reporting period with the changes in fair value recorded through a separate line item within the Company’s Consolidated Statements of Operations. Increases or decreases in the fair value of contingent consideration liabilities can result from accretion of the liability for the passage of time, changes in discount rates, and changes in the timing, probabilities and amount of revenue estimates. Contingent consideration arrangements from acquisitions completed prior to the adoption of ASC 805 (effective in fiscal 2010 for the Company) that are deemed to be part of the purchase price of the acquisition are not subject to the fair value measurement requirements of ASC 805 and are recorded as additional purchase price to goodwill.

In connection with the acquisition of Adiana, Inc., the Company has an obligation to the former Adiana shareholders to make contingent payments tied to the achievement of milestones. The milestone payments include potential contingent payments of up to $155.0 million based on worldwide sales of the Adiana Permanent Contraception System in the first year following FDA approval and on annual incremental sales growth thereafter through December 31, 2012. FDA approval of the Adiana system occurred on July 6, 2009, and the Company began accruing contingent consideration in the fourth quarter of fiscal 2009 based on the defined percentage of worldwide sales of the product. Since this contingent consideration obligation arose from an acquisition prior to the adoption of ASC 805, the amounts accrued are recorded as additional purchase price to goodwill. The purchase agreement includes an indemnification provision that provides for the reimbursement of qualifying legal expenses and liabilities associated with legal claims against the Adiana products and intellectual property, and the Company has the right to offset contingent consideration payments to the Adiana shareholders with these qualifying legal costs. The Company made payments of $8.8 million and $19.7 million in fiscal 2012 and 2011, respectively, to the former Adiana shareholders, net of amounts withheld for the legal indemnification provision. The Company had been in litigation with Conceptus regarding certain intellectual property matters related to the Adiana system, and to the extent available, the Company has been recording legal fees related to the Conceptus litigation matter as a reduction to the accrued contingent consideration payments. On October 17, 2011, the jury returned a verdict in the Conceptus litigation matter (see below) in favor of Conceptus awarding damages in the amount of $18.8 million. On April 29, 2012, the Company entered into a license and settlement agreement with Conceptus in which Conceptus agreed to forgo the $18.8 million jury award in consideration of the Company agreeing to a permanent injunction against the manufacture, sale and distribution of the Adiana product. No contingent consideration was earned and recorded in fiscal 2012, and as of the end of the second quarter of fiscal 2012 the Company decided to discontinue the manufacture, marketing and sales of the Adiana system. At September 29, 2012, the Company has accrued $16.8 million for the payment of contingent consideration to the former Adiana shareholders, which is net of amounts withheld for qualifying legal costs.

The Company also has contingent consideration obligations related to its Sentinelle Medical, Interlace, TCT and Healthcome acquisitions. Pursuant to ASC 805, contingent consideration pertaining to Sentinelle Medical and Interlace is required to be recorded as a liability at fair value and totaled $3.4 million and $83.0 million, respectively, at September 29, 2012. Contingent consideration pertaining to TCT and Healthcome is contingent upon future employment and is being recorded as compensation expense as it is earned. As of September 29, 2012, the Company had accrued $39.1 million and $5.0 million, respectively, for these obligations. For additional information pertaining to the Sentinelle Medical, Interlace, TCT and Healthcome acquisitions, contingent consideration terms and the assumptions used to fair value contingent consideration, refer to Note 3.

A summary of amounts recorded to the Consolidated Statement of Operations is as follows:

Statement of Operations Line Item – Fiscal 2012	Sentinelle Medical	Interlace	TCT	Healthcome	Total
Contingent consideration—compensation expense	$—	—	$75,459	$5,572	$81,031
Contingent consideration—fair value adjustments	(3,364)	41,830	—	—	38,466

	$(3,364)	$41,830	$75,459	$5,572	$119,497

Statement of Operations Line Item – Fiscal 2011	Sentinelle Medical	Interlace	TCT	Healthcome	Total
Contingent consideration—compensation expense	$—	$2,102	$17,581	$319	$20,002
Contingent consideration—fair value adjustments	(14,328)	6,312	—	—	(8,016)

	$(14,328)	$8,414	$17,581	$319	$11,986

Finance Lease Obligations

The Company has two non-cancelable lease agreements for buildings that are primarily used for manufacturing. The Company was responsible for a significant portion of the construction costs, and in accordance with ASC 840, Leases, Subsection 40-15-5, the Company was deemed to be the owner of the respective buildings during the construction period. The Company has recorded the fair market value of the buildings and land aggregating $28.3 million within property and equipment on its Consolidated Balance Sheets. At September 29, 2012, the Company has recorded $2.8 million in accrued expenses and $33.2 million in other long-term liabilities related to these obligations. The term of the leases is for a period of approximately ten and 12 years, respectively, with the option to extend for two consecutive 5-year terms. At the completion of the construction period, the Company reviewed the lease for potential sale-leaseback treatment in accordance with ASC 840, Subsection 40, Sale-Leaseback Transactions. Based on its analysis, the Company determined that the lease did not qualify for sale-leaseback treatment. Therefore, the building, leasehold improvements and associated liabilities remain on the Company’s financial statements throughout the lease term, and the building and leasehold improvements are being depreciated on a straight line basis over their estimated useful lives of 35 years.

Future minimum lease payments, including principal and interest, under these leases were as follows at September 29, 2012:

Fiscal 2013	$2,764
Fiscal 2014	2,822
Fiscal 2015	2,883
Fiscal 2016	3,054
Fiscal 2017	3,119
Thereafter	3,225

Total minimum payments	17,867
Less-amount representing interest	(4,956)

Total	$12,911

Non-cancelable Purchase and Royalty Commitments

The Company has certain non-cancelable purchase obligations primarily related to inventory purchases and Diagnostics instruments, primarily the TIGRIS and PANTHER systems, and to a lesser extent other operating expense commitments. These obligations are not recorded in the Consolidated Balance Sheet. For reasons of quality assurance, sole source availability or cost effectiveness, certain key components and raw materials and instruments are available only from a sole supplier and the Company has certain long-term supply contracts to assure continuity of supply. At September 29, 2012, purchase commitments aggregated approximately $74.7 million through fiscal 2017 of which $63.7 million relates to fiscal 2013.

In addition, as part of its R&D efforts assumed from the Gen-Probe acquisition, the Company has various license agreements with unrelated parties that provide the Company with rights to develop and market products using certain technology and patent rights. Terms of the various license agreements require the Company to pay royalties ranging from 1% up to 35% of future sales on products using the specified technology. Such agreements generally provide for a term that commences upon execution and continues until expiration of the last patent covering the licensed technology. Under certain of these agreements, the Company is required to pay minimum annual royalty payments. At September 29, 2012, minimum royalty commitments aggregated approximately $14.1 million, of which $2.0 million relates to fiscal 2013.

Concentration of Suppliers

The Company purchases certain components of its products from a single or small number of suppliers. A change in or loss of these suppliers could cause a delay in filling customer orders and a possible loss of sales, which could adversely affect results of operations; however, management believes that suitable replacement suppliers could be obtained in such an event.

Operating Leases

The Company conducts its operations in leased facilities under operating lease agreements that expire through fiscal 2035. Substantially all of the Company’s lease agreements require the Company to maintain the facilities during the term of the lease and to pay all taxes, insurance, utilities and other costs associated with those facilities. The Company makes customary representations and warranties and agrees to certain financial covenants and indemnities. In the event the Company defaults on a lease, typically the landlord may terminate the lease, accelerate payments and collect liquidated damages. As of September 29, 2012, the Company was not in default of any covenants contained in its lease agreements. Certain of the Company’s lease agreements provide for renewal options. Such renewal options are at rates similar to the current rates under the agreements.

Future minimum lease payments under all of the Company’s operating leases at September 29, 2012 are as follows:

Fiscal 2013	$21,415
Fiscal 2014	18,228
Fiscal 2015	13,231
Fiscal 2016	11,425
Fiscal 2017	10,049
Thereafter	42,871

Total	$117,219

Rent expense, net of sublease income, was $18.3 million, $19.3 million, and $17.8 million for fiscal 2012, 2011 and 2010, respectively.

The Company subleases a portion of a building it owns and some of its facilities and has received aggregate rental income of $3.2 million, $3.5 million and $3.5 million in fiscal 2012, 2011 and 2010, respectively, which has been recorded as an offset to rent expense. The future minimum annual rental income payments under these sublease agreements at September 29, 2012 are as follows:

Fiscal 2013	$1,574
Fiscal 2014	1,550
Fiscal 2015	912

Total	$4,036

Workforce Subject to Collective Bargaining Agreements

Approximately 191 of Hitec Imaging’s German employees are represented by a Worker’s Council and are subject to collective bargaining agreements. None of the Company’s other employees are subject to a collective bargaining agreement.

Note 8.	Contingencies

Litigation

The Company is a party to the following litigation and may also be involved in other litigation arising in the ordinary course of business from time to time. The Company intends to vigorously defend its interests in these matters. The Company expects that the resolution of these matters will not have a material adverse effect on its business, financial condition or results of operations. However, due to the uncertainties inherent in litigation, no assurance can be given as to the outcome of these proceedings.

Becton, Dickinson and Company

In October 2009, the Company filed a patent infringement action against Becton, Dickinson and Company (“BD”) in the U.S. District Court for the Southern District of California. The complaint alleges that BD’s Viper™ XTR™ testing system infringes five of the Company’s U.S. patents covering automated processes for preparing, amplifying and detecting nucleic acid targets. The complaint also alleges that BD’s ProbeTec™ Female Endocervical and Male Urethral Specimen Collection Kits for Amplified Chlamydia trachomatis/Neisseria gonorrhoeae (CT/GC) DNA assays used with the Viper XTR testing system infringe two of the Company’s U.S. patents covering penetrable caps for specimen collection tubes. The complaint seeks monetary damages and injunctive relief. In March 2010, the Company filed a second complaint for patent infringement against BD in the U.S. District Court for the Southern District of California alleging that BD’s BD MAX System™ (formerly known as the HandyLab Jaguar system) infringes four of the Company’s U.S. patents covering automated processes for preparing, amplifying and detecting nucleic acid targets. The second complaint also seeks monetary damages and injunctive relief. In June 2010, these two actions were consolidated into a single legal proceeding. There can be no assurances as to the final outcome of this litigation.

Enzo Life Sciences, Inc.

In January 2012, Enzo Life Sciences, Inc. (“Enzo”) filed a patent infringement action against the Company in the United States District Court for the District of Delaware. The complaint alleges that the Company’s manufacture and sale of certain molecular diagnostic assays, including the APTIMA Combo 2 and APTIMA HPV assays, that incorporate the Company’s patented hybridization protection assay technology infringe Enzo’s U.S. patent number 6,992,180. The complaint seeks monetary damages and injunctive relief. The Company intends to vigorously defend the lawsuit. There can be no assurances as to the final outcome of this litigation. The Company has not recorded an accrual as of June 30, 2012 for a contingent liability associated with this legal proceeding based on the Company’s belief that any liability is neither probable nor reasonably possible. In addition, any possible loss or range of loss cannot be reasonably estimated at this time.

Litigation Related to the Proposed Merger with Hologic, Inc.

In the days following the announcement that we had entered into the Agreement and Plan of Merger (the “Merger Agreement”) by and among the Company, Hologic, Inc. (“Hologic”) and Gold Acquisition Corp., a wholly owned subsidiary of Hologic (“Merger Sub”), several purported stockholders of the Company filed lawsuits in connection with the proposed merger. Teamsters Local Union No. 727 Pension Fund v. Gen-Probe Inc., et al., Case No. 37-2012-00096793-CU-BT-CTL (the “California Action”), was filed in the Superior Court of the State of California, San Diego County, against the Company, its directors, and Hologic. Timothy Coyne v. Gen-Probe Inc., et al., Case No. 7495 and Douglas R. Klein v. John W. Brown, et al., Case No. 7528 (the “Delaware Actions”), were filed in the Court of Chancery in the State of Delaware (the “Delaware Court of Chancery”) against the Company, its directors, Hologic, and Merger Sub. Each action was brought as a putative class action and alleges that the Company’s directors breached certain alleged fiduciary duties to the Company’s stockholders by approving the merger agreement and that the Company, Hologic and/or Merger Sub aided and abetted those breaches. The complaints request an injunction of the merger. The Delaware Actions also seek damages in the event the merger is completed. On May 17, 2012, the Delaware Court of Chancery consolidated the Delaware Actions, certified a class of the Company’s stockholders pursuant to a stipulation of the parties and scheduled a hearing on the plaintiffs’ anticipated motion for a preliminary injunction to enjoin the merger for July 27, 2012. On May 21, 2012 and May 22, 2012, respectively, the defendants filed a motion to stay and a demurrer to the California Action. A hearing on those motions was scheduled for November 2, 2012. The Company and the other defendants deny all liability with respect to the facts and claims alleged in the Delaware Actions and the California Action.

On July 18, 2012, the Company entered into a memorandum of understanding (the “MOU”), with the plaintiffs regarding the settlement of the Delaware Actions. The proposed settlement is conditioned upon, among other things, the execution of an appropriate stipulation of settlement, consummation of the merger, and final approval of the proposed settlement by the Delaware Court of Chancery. If the settlement is finally approved by the Delaware Court of Chancery, it will resolve and release all claims in all actions that were or could have been brought challenging any aspect of the proposed merger, the Merger Agreement, and any disclosure made in connection therewith, other than claims for appraisal under Section 262 of the Delaware General Corporation Law. In addition, in connection with the settlement, the parties contemplate that the plaintiffs’ counsel will file a petition in the Delaware Court of Chancery for an award of attorneys’ fees and expenses to be paid by the Company. The Company will pay or cause to be paid any attorneys’ fees and expenses awarded by the Delaware Court of Chancery. The settlement will not affect the merger consideration per share of $82.75 in cash, without interest and less any applicable withholding taxes, that is to be paid subject to the terms and conditions of the Merger Agreement. There can be no assurance that the parties will ultimately enter into a stipulation of settlement or that the Delaware Court of Chancery will approve the settlement even if the parties were to enter into such stipulation. In such event, the proposed settlement as contemplated by the MOU may be terminated.

Note 14.	Commitments and Contingencies

Lease Commitments

The Company leases certain facilities under operating leases that expire at various dates through August 2035. Facility leases generally provide for periodic rent increases, and may contain escalation clauses, rent abatement periods, and renewal options.

As discussed in Note 3, the Company is consolidating its UK locations. As a result, in August 2010, the Company leased additional space at its Manchester, UK site which is being used for manufacturing and laboratory purposes. The new term of the lease runs through August 2035, and provides for an initial 18-month rent abatement period. The Company has the option to terminate the lease after the 15th and 20th year of the lease.

Future minimum payments under operating leases as of December 31, 2011 are as follows (in thousands):

Years Ending December 31,
2012	$3,210
2013	2,898
2014	2,549
2015	1,589
2016	1,224
Thereafter	19,160

Total	$30,630

Rent expense was $2.9 million, $2.0 million, and $1.3 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Purchase and Royalty Commitments

The Company has purchase agreements that expire on various dates through 2016, under which it is obligated to purchase instruments and raw materials used in manufacturing from key vendors. In connection with its R&D efforts, the Company has various license agreements with unrelated parties that provide the Company with rights to develop and market products using certain technology and patent rights maintained by the third parties. Terms of the various license agreements require the Company to pay royalties ranging from 1% up to 35% of future sales on products using the specified technology. Such agreements generally provide for a term that commences upon execution and continues until expiration of the last patent covering the licensed technology. Under various license agreements the Company may be required to pay minimum annual royalty payments. During 2011, 2010 and 2009, the Company recorded $9.6 million, $9.7 million, and $9.2 million, respectively, in royalty costs related to its various license agreements, which amounts are included in “Cost of product sales” on the Company’s consolidated statements of income.

Future minimum payments under purchase and royalty commitments as of December 31, 2011 are as follows (in thousands):

Years Ending December 31,
2012	$52,883
2013	9,472
2014	4,521
2015	4,934
2016	860
Thereafter	6,979

Total (1)	$79,649

(1)	Includes $12.8 million of instrument purchase commitments from third parties.

Contingent Consideration

In connection with its acquisition of Prodesse, the Company was originally obligated to make certain contingent payments to former Prodesse securityholders of up to $25.0 million based on multiple performance measures, including commercial and regulatory milestones. The Company initially recorded $18.0 million as of the date of acquisition as the fair value of this potential contingent consideration liability. In July 2010, the Company received FDA clearance of its ProFAST+ assay, thereby satisfying one of the acquisition-related milestones and triggering a $10.0 million payment to former Prodesse securityholders. No other milestones were satisfied and there is no contingent consideration liability remaining as of December 31, 2011.

Litigation

The Company is a party to the following litigation and may also be involved in other litigation arising in the ordinary course of business from time to time. The Company intends to vigorously defend its interests in these matters. The Company expects that the resolution of these matters will not have a material adverse effect on its business, financial condition or results of operations. However, due to the uncertainties inherent in litigation, no assurance can be given as to the outcome of these proceedings.

Becton, Dickinson and Company

In October 2009, the Company filed a patent infringement action against Becton, Dickinson and Company (“BD”) in the U.S. District Court for the Southern District of California. The complaint alleges that BD’s Viper™ XTR™ testing system infringes five of the Company’s U.S. patents covering automated processes for preparing, amplifying and detecting nucleic acid targets. The complaint also alleges that BD’s ProbeTec™ Female Endocervical and Male Urethral Specimen Collection Kits for Amplified Chlamydia trachomatis/Neisseria gonorrhoeae (CT/GC) DNA assays used with the Viper XTR testing system infringe two of the Company’s U.S. patents covering penetrable caps for specimen collection tubes. The complaint seeks monetary damages and injunctive relief. In March 2010, the Company filed a second complaint for patent infringement against BD in the U.S. District Court for the Southern District of California alleging that BD’s BD MAX System™ (formerly known as the HandyLab Jaguar system) infringes four of the Company’s U.S. patents covering automated processes for preparing, amplifying and detecting nucleic acid targets. The second complaint also seeks monetary damages and injunctive relief. In June 2010, these two actions were consolidated into a single legal proceeding. There can be no assurances as to the final outcome of this litigation.

Enzo Life Sciences, Inc.

In January 2012, the Company was sued by Enzo Life Sciences, Inc. (“Enzo”) in the United States District Court for the District of Delaware. Enzo alleges that the Company has infringed United States patent number 6,992,180 through the manufacture and sale of molecular diagnostic assays that incorporate the Company’s patented hybridization protection assay technology. The products alleged to infringe include the Company’s APTIMA Combo 2 assay and APTIMA HPV assay. The Company intends to vigorously defend the lawsuit. There can be no assurances as to the final outcome of this litigation.